Loans and Allowance for Credit Losses - Schedule of Portfolio Quality Indicators (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total gross loans
Total	$ 491,559	$ 490,971
Current period gross charge-offs
Total	437	360
Commercial and Industrial
Total gross loans
Year 1	38,736	42,028
Year 2	37,132	48,851
Year 3	40,470	44,800
Year 4	36,921	45,194
Year 5	48,308	41,560
Prior	106,963	85,556
Revolving Loans Amortized Cost Basis	86,537	83,479
Total	395,067	390,468
Current period gross charge-offs
Current period gross charge-offs, year 2		127
Current period gross charge-offs, year 3	39
Prior	27
Revolving Loans Amortized Cost Basis	189
Total	255	127
Commercial and Industrial
Total gross loans
Year 1	16,029	22,474
Year 2	17,946	17,993
Year 3	11,518	11,513
Year 4	7,153	8,082
Year 5	3,815	10,099
Prior	14,116	8,480
Revolving Loans Amortized Cost Basis	21,442	20,154
Total	92,019	98,795
Current period gross charge-offs
Current period gross charge-offs, year 2		127
Current period gross charge-offs, year 3	39
Prior	27
Revolving Loans Amortized Cost Basis	189
Total	255	127
Commercial Real Estate
Total gross loans
Year 1	22,707	19,554
Year 2	19,186	30,858
Year 3	28,952	33,287
Year 4	29,768	37,112
Year 5	44,493	31,461
Prior	92,847	76,076
Revolving Loans Amortized Cost Basis	65,095	63,325
Total	303,048	291,673
Residential Real Estate and Consumer, Total
Total gross loans
Year 1	12,225	14,099
Year 2	10,962	11,918
Year 3	9,517	17,710
Year 4	14,700	15,540
Year 5	13,550	17,691
Prior	35,496	23,169
Revolving Loans Amortized Cost Basis	46	376
Total	96,496	100,503
Current period gross charge-offs
Current period gross charge-offs, year 1	136	144
Current period gross charge-offs, year 2	7	72
Current period gross charge-offs, year 3	29
Current period gross charge-offs, year 4	2
Current period gross charge-offs, year 5	4
Prior	4	17
Total	182	233
Residential Real Estate and Consumer, Total | Performing
Total gross loans
Year 1	11,971	14,099
Year 2	10,940	11,896
Year 3	9,517	17,710
Year 4	14,700	15,523
Year 5	13,550	17,676
Prior	35,202	22,900
Revolving Loans Amortized Cost Basis	46	376
Total	95,926	100,180
Residential Real Estate and Consumer, Total | Nonperforming
Total gross loans
Year 1	254
Year 2	22	22
Year 4		17
Year 5		15
Prior	294	269
Total	570	323
Residential
Total gross loans
Year 1	10,367	9,480
Year 2	7,994	10,491
Year 3	8,730	16,912
Year 4	14,302	15,191
Year 5	13,348	17,401
Prior	34,839	22,262
Total	89,580	91,737
Current period gross charge-offs
Current period gross charge-offs, year 5	4
Prior	4	17
Total	8	17
Residential | Performing
Total gross loans
Year 1	10,113	9,480
Year 2	7,972	10,469
Year 3	8,730	16,912
Year 4	14,302	15,174
Year 5	13,348	17,401
Prior	34,556	21,993
Total	89,021	91,429
Residential | Nonperforming
Total gross loans
Year 1	254
Year 2	22	22
Year 4		17
Prior	283	269
Total	559	308
Consumer loans
Total gross loans
Year 1	1,858	4,619
Year 2	2,968	1,427
Year 3	787	798
Year 4	398	349
Year 5	202	290
Prior	653	907
Revolving Loans Amortized Cost Basis	46	376
Total	6,912	8,766
Current period gross charge-offs
Current period gross charge-offs, year 1	136	144
Current period gross charge-offs, year 2	7	72
Current period gross charge-offs, year 3	29
Current period gross charge-offs, year 4	2
Total	174	216
Consumer loans | Performing
Total gross loans
Year 1	1,858	4,619
Year 2	2,968	1,427
Year 3	787	798
Year 4	398	349
Year 5	202	275
Prior	643	907
Revolving Loans Amortized Cost Basis	46	376
Total	6,902	8,751
Consumer loans | Nonperforming
Total gross loans
Year 5		15
Prior	10
Total	10	15
Pass | Commercial and Industrial
Total gross loans
Year 1	38,736	42,028
Year 2	37,132	48,851
Year 3	40,470	44,459
Year 4	36,587	44,952
Year 5	43,742	41,560
Prior	99,454	76,574
Revolving Loans Amortized Cost Basis	85,388	76,164
Total	381,509	374,588
Pass | Commercial and Industrial
Total gross loans
Year 1	16,029	22,474
Year 2	17,946	17,993
Year 3	11,518	11,487
Year 4	7,127	8,082
Year 5	3,815	10,099
Prior	13,946	8,295
Revolving Loans Amortized Cost Basis	20,293	19,068
Total	90,674	97,498
Pass | Commercial Real Estate
Total gross loans
Year 1	22,707	19,554
Year 2	19,186	30,858
Year 3	28,952	32,972
Year 4	29,460	36,870
Year 5	39,927	31,461
Prior	85,508	68,279
Revolving Loans Amortized Cost Basis	65,095	57,096
Total	290,835	277,090
Special Mention | Commercial and Industrial
Total gross loans
Year 3		341
Year 4	308	242
Year 5	4,198
Prior	4,283	7,966
Revolving Loans Amortized Cost Basis	1,033	7,315
Total	9,822	15,864
Special Mention | Commercial and Industrial
Total gross loans
Year 3		26
Prior		185
Revolving Loans Amortized Cost Basis	1,033	1,086
Total	1,033	1,297
Special Mention | Commercial Real Estate
Total gross loans
Year 3		315
Year 4	308	242
Year 5	4,198
Prior	4,283	7,781
Revolving Loans Amortized Cost Basis		6,229
Total	8,789	14,567
Substandard | Commercial and Industrial
Total gross loans
Year 4	26
Year 5	368
Prior	3,226	16
Revolving Loans Amortized Cost Basis	116
Total	3,736	16
Substandard | Commercial and Industrial
Total gross loans
Year 4	26
Prior	170
Revolving Loans Amortized Cost Basis	116
Total	312
Substandard | Commercial Real Estate
Total gross loans
Year 5	368
Prior	3,056	16
Total	$ 3,424	$ 16